NOTE 12 - INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,246,974	$ 871,681	$ 447,765
Deferred Tax Assets, Valuation Allowance	1,246,974	871,681	447,765
Deferred Tax Assets, Net of Valuation Allowance